Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Ordinary Shares, par value	$ 0.0001	$ 0.0033
Ordinary Shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary Shares, shares issued	174,200,000	138,000,000
Ordinary Shares, shares outstanding	174,200,000	127,700,000
Treasury shares, shares	18,300	10,300,000